Fair Value Disclosures of Financial Assets and Liabilities (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Fair value [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale		$ 12
Unrealized gain on derivatives		257
Debentures		(1,284)
Level 1 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale		12
Level 2 [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Unrealized gain on derivatives		256
Debentures		(1,284)
Carrying Amount [Member]
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale	10	12
Unrealized gain on derivatives	504	257
Debentures	$ (1,387)	$ (1,284)